CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenues	$ 4,158,122	$ 236,690	$ 4,208,856	$ 305,098	$ 3,403,648	$ 98,446
Cost of revenues	3,083,314	193,946	3,129,173	263,060	3,195,966	88,751
Gross profit	1,074,808	42,744	1,079,683	42,038	207,682	9,695
Operating expenses
General and administrative	1,358,822	648,974	2,382,752	1,195,208	4,426,738	15,309
Insurance	3,115	2,221	5,345	3,392	6,959	1,014
Legal and professional	9,761	756,914	129,986	938,922	1,131,127	48,314
Travel	51,528	21,525	87,783	50,480	113,884	12,656
Bad debt					38,352	7,651
Depreciation and amortization	37,136	15,160	62,644	30,320	68,080	0
Impairment of intangible asset					139,700	0
Total operating expenses	1,460,362	1,444,794	2,668,510	2,218,322	5,924,840	84,944
Loss from operations	(385,554)	(1,402,050)	(1,588,827)	(2,176,284)	(5,717,158)	(75,249)
Other income (expense)
Interest expense	(156,898)	(37,623)	(254,251)	(70,364)	(198,845)	(15,000)
Amortization of debt discount	(1,299,847)	(261,657)	(2,088,129)	(428,142)	(1,019,319)	0
Financing costs	(347,726)	0	(4,156,291)	0	(368,118)	0
Change in fair value of derivative liability	620,688	0	3,107,808	0	140,532	0
Total other income (expense)	(1,183,783)	(299,280)	(3,390,863)	(498,506)	(1,445,750)	(15,000)
Net loss	$ (1,569,337)	$ (1,701,330)	$ (4,979,690)	$ (2,674,790)	$ (7,162,908)	$ (90,249)
Loss per share	$ (0.04)	$ (0.05)	$ (0.14)	$ (0.08)	$ (0.20)	$ (0.00)
Weighted average shares outstanding - basic	36,294,779	34,843,217	35,816,239	34,742,130	34,958,482	49,703,889